Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
Investments in Associates and Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
17.	Investments in Associates and Joint Ventures

(1)	Investments in associates and joint ventures as of December 31, 2018 and 2019 are as follows:

2018
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,701,848
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	21,838
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	40,338
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	3,465
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	13,220
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	127,160
Korea Power Exchange(*5)	Management of power market and others	KOREA	100.00%		127,839	251,802
AMEC Partners Korea Ltd.(*3)	Resources development	KOREA	19.00%		707	209
Hyundai Energy Co., Ltd.(*8)	Power generation	KOREA	30.66%		71,070	—
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	5,665
Taeback Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	2,569
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	5,419
Daeryun Power Co., Ltd.(*3)	Power generation	KOREA	9.34%		40,854	26,099
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	8,086
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,337
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	57,558
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	647,010
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	108,628
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	31,097
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	511,646
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	114,566
Pioneer Gas Power Limited(*7)	Power generation	INDIA	38.50%		49,831	20,395
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		84,374	77,165
Hadong Mineral Fiber Co., Ltd.(*3)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*10)	Power generation	KOREA	8.80%		714	115
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	365
Samcheok Eco Materials Co., Ltd.(*9)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	8,015
Naepo Green Energy Co., Ltd.	Power generation	KOREA	41.67%		29,200	—
Goseong Green Energy Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,459
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,495
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		72,000	67,600
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	202
Dongducheon Dream Power Co., Ltd.(*14)	Power generation	KOREA	33.61%		148,105	76,386
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%	￦	9,000	—
SE Green Energy Co., Ltd.	Power generation	KOREA	47.76%		3,821	3,366
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	2,002
Jeongam Wind Power Co., Ltd.	Power generation	KOREA	40.00%		5,580	4,589
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	4,333
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	12,537
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,800	1,593
Ulleungdo Natural Energy Co., Ltd.	Renewable power generation	KOREA	29.85%		8,000	4,628
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%		290	175
Tamra Offshore Wind Power Co., Ltd.	Power generation	KOREA	27.00%		8,910	10,401
Korea Electric Power Corporation Fund(*11)	Developing electric enterprises	KOREA	98.09%		51,500	47,189
Energy Infra Asset Management Co., Ltd.(*3)	Asset management	KOREA	9.90%		297	665
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	17
YaksuESS Co., Ltd	Installing ESS related equipment	KOREA	29.00%		210	460
Nepal Water & Energy Development Company Private Limited(*13)	Construction and operation of utility plant	NEPAL	57.67%		33,577	30,961
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	1,206
PND solar., Ltd	Power generation	KOREA	29.00%		1,250	1,020
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	KOREA	19.00%		3,610	3,388
YeongGwang Yaksu Wind Electric. Co., Ltd(*2)	Power generation	KOREA	9.63%		533	533

					2,338,421	4,064,820

<Joint ventures>
KEPCO-Uhde Inc.(*6)	Power generation	KOREA	52.80%		11,355	188
Eco Biomass Energy Sdn. Bhd.(*6)	Power generation	MALAYSIA	61.53%		14,439	—
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		44,405	27,251
Shuweihat Asia Operation & Maintenance Company(*6)	Maintenance of utility plant	CAYMAN	55.00%		30	792
Waterbury Lake Uranium L.P.	Resources development	CANADA	34.07%		26,602	19,032
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	21,379
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	15,209
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	1,918
KEPCO SPC Power Corporation(*6)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	208,306
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	9,981
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	166,162
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%	￦	10,858	39,442
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	105,328
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	5,834
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	239,632
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	7,708
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	4,761
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	240,591
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	515
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,676
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	49.90%		5,190	2,669
Amman Asia Electric Power Company(*6)	Power generation	JORDAN	60.00%		111,476	177,357
KAPES, Inc.(*6)	R&D	KOREA	51.00%		5,629	9,079
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		61,540	19,912
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,860
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	42,505
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	2,843
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		2,781	—
Kelar S.A(*6)	Power generation	CHILE	65.00%		78,060	72,824
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		746	7,081
Incheon New Power Co., Ltd.	Power generation	KOREA	29.00%		461	579
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	16,751
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		3,191	1,632
Barakah One Company(*12)	Power generation	UAE	18.00%		118	3,807
Nawah Energy Company(*12)	Operation of utility plant	UAE	18.00%		296	274
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	582
Daegu Green Power Co., Ltd.	Power generation	KOREA	29.00%		46,225	41,110
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	41.00%		15,375	15,304
Chester Solar IV SpA(*6)	Power generation	CHILE	81.82%		1,700	1,851
Chester Solar V SpA(*6)	Power generation	CHILE	81.82%		525	474
Diego de Almagro Solar SpA(*6)	Power generation	CHILE	81.82%		2,091	1,663
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		16,231	16,124
Daesan Green Energy Co., Ltd.	Power generation	KOREA	35.00%		17,850	17,433
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	51,094
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	38,898
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	41,415
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,410
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	1,898
Laurel SpA(*6)	Power generation	CHILE	81.82%	￦	1,222	921
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*3)	Power generation	AUSTRALIA	12.37%		4,095	3,940
Chile Solar JV SpA	Power generation	CHILE	50.00%		36,654	36,865
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	KOREA	46.58%		8,500	8,508
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	KOREA	24.76%		2,073	2,073
Chester Solar I SpA(*6)	Power generation	CHILE	81.82%		1,181	1,181
Solar Philippines Calatagan Corporation	Power generation	PHILIPPINES	38.00%		47,903	47,903

					1,647,317	1,813,525

				￦	3,985,738	5,878,345

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*4)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)

The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.

(*6)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.

(*7)	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.

(*8)

As of December 31, 2018, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*9)	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.

(*10)

The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*11)

The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.

(*12)

The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.

(*13)

The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.

(*14)	The effective percentage of ownership is 34.01% considering redeemable convertible preferred stock.

2019
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,693,967
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	25,393
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	39,747
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	1,411
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	12,327
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	124,253
Korea Power Exchange(*5)	Management of power market and others	KOREA	100.00%		127,839	258,899
Hyundai Energy Co., Ltd.(*8)	Power generation	KOREA	30.66%		71,070	—
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	7,039
Taeback Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	2,553
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	5,877
Daeryun Power Co., Ltd.(*3)	Power generation	KOREA	9.34%		40,854	26,247
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	8,520
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,382
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	63,583
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	670,896
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	123,425
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	29,355
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	445,141
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	115,784
Pioneer Gas Power Limited(*7)	Power generation	INDIA	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		87,426	72,935
Hadong Mineral Fiber Co., Ltd.(*3)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*10)	Power generation	KOREA	7.85%		714	108
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	1,438
Samcheok Eco Materials Co., Ltd.(*9)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	6,610
Naepo Green Energy Co., Ltd.	Power generation	KOREA	41.67%		29,200	—
Goseong Green Energy Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,340
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%	￦	2,900	2,430
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		72,000	66,956
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	215
Dongducheon Dream Power Co., Ltd.(*14)	Power generation	KOREA	33.61%		148,105	76,547
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.(*16)	Power generation	KOREA	49.90%		5,190	2,361
GS Donghae Electric Power Co., Ltd.(*16)	Power generation	KOREA	34.00%		204,000	255,983
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	2,060
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	10,637
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,800	1,063
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%		290	—
Korea Electric Power Corporation Fund(*11)	Developing electric enterprises	KOREA	98.09%		51,500	41,126
Energy Infra Asset Management Co., Ltd.(*3)	Asset management	KOREA	9.90%		297	791
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	13
YaksuESS Co., Ltd	Installing ESS related equipment	KOREA	29.00%		210	516
Nepal Water & Energy Development Company Private Limited(*13)	Construction and operation of utility plant	NEPAL	57.76%		35,571	31,145
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	948
PND solar., Ltd	Power generation	KOREA	29.00%		1,250	1,144
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	KOREA	19.00%		3,610	3,781
YeongGwang Yaksu Wind Electric. Co., Ltd(*2)	Power generation	KOREA	9.63%		533	386
Green Energy Electricity Generation Co., Ltd.	Power generation	KOREA	29.00%		1,189	163
Korea Energy Solutions Co., Ltd.	R & D	KOREA	20.00%		300	259
ITR Co., Ltd.	R & D	KOREA	20.00%		50	33
Structure test network Co., Ltd.	Technical testing and consulting	KOREA	20.00%		25	21
Namjeongsusang Solar Power Operation Co., Ltd.(*18)	Power generation	KOREA	15.00%		969	812
Indeck Niles Development, LLC(*23)	Power generation	USA	50.00%		—	—
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	KOREA	49.00%		7,105	7,126
Suwon New Power Co., Ltd.	Power generation	KOREA	39.90%		798	798
KPGE Inc.	Power generation materials business	KOREA	29.00%	￦	287	287
Gwangbaek Solar Power Investment Co., Ltd.(*21)	Power generation	KOREA	19.00%		2,054	2,054
Goduk Clean Energy Co., Ltd.(*20)	Fuel cell generation	KOREA	61.00%		1,830	1,830

					2,539,956	4,251,802

<Joint ventures>
KEPCO-Uhde Inc.(*6)	Power generation	KOREA	52.80%		11,355	134
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		44,405	18,318
Shuweihat Asia Operation & Maintenance Company(*6)	Maintenance of utility plant	CAYMAN	55.00%		30	1,408
Waterbury Lake Uranium L.P.	Resources development	CANADA	33.48%		26,602	20,562
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	19,376
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	16,248
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	2,441
KEPCO SPC Power Corporation(*6)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	214,794
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	8,149
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		10,858	41,024
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	109,096
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	6,879
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	253,607
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	9,052
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	5,045
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	571
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,883
Amman Asia Electric Power Company(*6)	Power generation	JORDAN	60.00%		111,476	192,164
KAPES, Inc.(*6)	R&D	KOREA	51.00%		5,629	10,832
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,375
Jeongam Wind Power Co., Ltd.(*16)	Power generation	KOREA	40.00%		5,580	4,437
Korea Power Engineering Service Co., Ltd.(*16)	Construction and service	KOREA	29.00%		290	4,902
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	3,040
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		2,781	—
Kelar S.A(*6)	Power generation	CHILE	65.00%	￦	78,060	70,462
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		26,892	34,327
Incheon New Power Co., Ltd.	Power generation	KOREA	29.00%		461	—
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	17,342
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		3,191	1,757
Barakah One Company(*12)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*12)	Operation of utility plant	UAE	18.00%		296	285
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	553
Daegu Green Power Co., Ltd.	Power generation	KOREA	29.00%		46,225	22,824
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	46.00%		17,475	17,627
Chester Solar IV SpA	Power generation	CHILE	45.00%		1,700	672
Chester Solar V SpA	Power generation	CHILE	45.00%		525	146
Diego de Almagro Solar SpA	Power generation	CHILE	45.00%		2,091	1,035
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		20,521	13,863
Daesan Green Energy Co., Ltd.	Power generation	KOREA	35.00%		17,850	17,182
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	42,070
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	31,156
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	42,916
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,602
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	1,966
Laurel SpA	Power generation	CHILE	45.00%		1,222	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*3)	Power generation	AUSTRALIA	12.37%		4,095	4,024
Chile Solar JV SpA	Power generation	CHILE	50.00%		37,689	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	KOREA	37.78%		8,500	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	KOREA	29.01%		3,200	3,043
Chester Solar I SpA	Power generation	CHILE	45.00%		1,181	1,157
Solar Philippines Calatagan Corporation	Power generation	PHILIPPINES	38.00%		47,903	48,930
Saemangeum Solar Power Co., Ltd.(*22)	Power generation	KOREA	81.00%		10,000	8,324
Chungsongmeon BongSan wind power Co., Ltd.	Power generation	KOREA	29.00%		2,900	2,764
Jaeun Resident Wind Power Plant Co., Ltd.	Power generation	KOREA	29.00%		2,494	2,198
DE Energia SpA	Power generation	CHILE	49.00%		8,364	8,665
Dangjin Eco Power Co., Ltd. (newly)(*15)	Power generation	KOREA	34.00%		25,661	25,661
Haemodum Solar Co., Ltd.	Power generation	KOREA	49.00%		2,940	2,940
Yangyang Wind Power Co., Ltd.(*17)	Power generation	KOREA	99.54%		10,800	10,800
HORUS SOLAR, S.A. DE C.V.(*19)	Renewable power generation	MEXICO	14.95%		3,403	3,403
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.(*19)	Renewable power generation	MEXICO	14.95%	￦	672	672
SUNMEX RENOVABLES, S.A. DE C.V.(*19)	Renewable power generation	MEXICO	14.95%		222	222
Stavro Holding II AB	Holding company	SWEDEN	20.00%		5,524	5,625

					1,475,696	1,663,029

				￦	4,015,652	5,914,831

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*4)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)

The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*6)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.

(*7)	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.

(*8)

As of December 31, 2019, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*9)	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.

(*10)

The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*11)

The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.

(*12)

The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.

(*13)

The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.

(*14)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*15)

Eumseong Natural Gas Power Co., Ltd. and Dangjin Eco Solar Power Co., Ltd. were established by spin-off from Dangjin Eco Power Co., Ltd. After the spin-off, Eumseong Natural Gas Power Co., Ltd. was merged and absorbed by the Company during December 2019.

(*16)

Daejung Offshore Wind Power Co., Ltd. and GS Donghae Electric Power Co., Ltd. are reclassified from joint ventures to associates, and Jeongam Wind Power Co., Ltd. and Korea Power Engineering Service Co., Ltd. are reclassified from associates to joint ventures during the year ended December 31, 2019.

(*17)

The temporary percentage of ownership is more than 50% due to differences in the timing of the payment. The Company is expected to exert significant influence after payment is completed in the first quarter of 2020.

(*18)

The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors. For this reason, the entities are classified as an associate.

(*19)

The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions on the major activities must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.

(*20)

The effective percentage of ownership is 61%. However, it seems the Company doesn’t have power on the Goduk Clean Energy Co., Ltd. due to its proportion to make decisions, which is less than 50%. The Company can exercise significant influence on the entity by participating in the board of directors and others. Therefore, the entity is classified as an associate.

(*21)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*22)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all operation related decisions must be agreed by all ownership parties. For this reason, the entity is classified as a joint venture.

(*23)

Although the investment amount is not paid as of December 31, 2019, the Company has an investment agreement on 50% of the interests. the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(2)	The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2018 and 2019 are as follows:

Investees		2018	2019
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	33,609	33,089
Korea Gas Corporation(*)		910,980	715,365
YTN Co., Ltd.		18,900	18,450
SPC Power Corporation		72,710	117,230
PT. Bayan Resources TBK		1,017,601	880,860

(*)

An indicator of impairment has been identified for the Company’s investment in Korea Gas Corporation (‘‘KOGAS’’) for the years ended December 31, 2018 and 2019 as management determined that the carrying amount of the investment in KOGAS at ￦1,701,848 million and ￦1,693,967 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company’s share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2018 and 2019 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2018 and 2019.

The recoverable amount estimate is most sensitive to assumptions regarding long-term revenue forecasts as well as the discount rate:

•	Revenue forecasts: price and volume of gas sold are based on the long-term natural gas supply and demand programs approved by the Ministry of Trade, Industry & Energy.

•

Discount rate: the discount rate is derived using the weighted average cost of capital methodology adjusted for any risks that are not reflected in the underlying cash flows. A real post-tax discount rate of 4.80% and 4.70% was applied to post-tax cash flows respectively as at December 31, 2018 and 2019.

Changes in circumstances may affect the assumptions used to determine recoverable amount and could result in an impairment of KOGAS at future reporting dates.

(3)	Changes in investments in associates and joint ventures for the years ended December 31, 2018 and 2019 are as follows:

2018
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,618,868	—	—	—	107,952	(24,843)	(129)	1,701,848
Korea Electric Power Industrial Development Co., Ltd.		21,838	—	—	(1,872)	2,584	(102)	(610)	21,838
YTN Co., Ltd.		40,606	—	—	(180)	545	(186)	(447)	40,338
Cheongna Energy Co., Ltd.		8,337	—	—	—	(4,872)	—	—	3,465
Gangwon Wind Power Co., Ltd.		13,855	—	—	(2,272)	1,637	—	—	13,220
Hyundai Green Power Co., Ltd.		114,806	—	—	(8,889)	21,243	—	—	127,160
Korea Power Exchange		237,631	—	—	—	16,031	—	(1,860)	251,802
AMEC Partners Korea Ltd.		215	—	—	—	(6)	—	—	209
Hyundai Energy Co., Ltd.		—	—	—	—	—	—	—	—
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		5,319	—	—	(196)	542	—	—	5,665
Taeback Guinemi Wind Power Co., Ltd.		3,089	—	—	—	(520)	—	—	2,569
Pyeongchang Wind Power Co., Ltd.		4,136	—	—	—	1,283	—	—	5,419
Daeryun Power Co., Ltd.(*5)		25,113	—	—	—	(189)	184	991	26,099
Changjuk Wind Power Co., Ltd.		7,515	—	—	(416)	987	—	—	8,086
KNH Solar Co., Ltd.		2,218	—	—	—	119	—	—	2,337
SPC Power Corporation		52,283	—	—	(9,549)	4,235	10,578	11	57,558
Gemeng International Energy Co., Ltd.		649,973	—	—	(11,246)	15,156	(6,873)	—	647,010
PT. Cirebon Electric Power		97,410	—	—	(4,432)	9,385	6,265	—	108,628
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	2,615	(471)	(2,144)	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	2,342	(414)	(1,928)	—
PT Wampu Electric Power		29,403	—	—	—	408	1,286	—	31,097
PT. Bayan Resources TBK		451,831	—	—	(33,651)	74,776	18,690	—	511,646
S-Power Co., Ltd.	￦	116,945	—	—	—	(2,326)	—	(53)	114,566
Pioneer Gas Power Limited		38,659	—	—	—	(17,684)	(580)	—	20,395
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		61,779	12,893	—	—	(479)	2,972	—	77,165
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		208	—	—	—	(93)	—	—	115
PT. Mutiara Jawa		—	—	—	—	349	16	—	365
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		2,067	—	—	—	5,687	—	261	8,015
Naepo Green Energy Co., Ltd.(*4)		20,598	—	—	—	(13,511)	—	(7,087)	—
Goseong Green Energy Co., Ltd.		2,597	—	—	—	(138)	—	—	2,459
Gangneung Eco Power Co., Ltd.		2,583	—	—	—	(88)	—	—	2,495
Shin Pyeongtaek Power Co., Ltd.		34,903	28,080	—	—	(2,946)	6,673	890	67,600
Heang Bok Do Si Photovoltaic Power Co., Ltd.		187	—	—	—	15	—	—	202
Dongducheon Dream Power Co., Ltd.		53,233	36,971	—	—	(13,824)	—	6	76,386
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
SE Green Energy Co., Ltd.		3,476	—	—	—	(110)	—	—	3,366
Daegu Photovoltaic Co., Ltd.		1,718	—	—	(128)	412	—	—	2,002
Jeongam Wind Power Co., Ltd.		3,763	—	—	—	826	—	—	4,589
Korea Power Engineering Service Co., Ltd.		3,659	—	—	(218)	929	—	(37)	4,333
Busan Green Energy Co., Ltd.		7,363	—	—	—	5,037	—	137	12,537
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,749	196	—	—	(352)	—	—	1,593
Ulleungdo Natural Energy Co., Ltd.		6,370	—	—	—	(1,749)	—	7	4,628
Korea Nuclear Partners Co., Ltd.		383	—	—	—	(208)	—	—	175
Tamra Offshore Wind Power Co., Ltd.		8,560	—	—	—	1,841	—	—	10,401
Korea Electric Power Corporation Fund		47,974	—	—	—	(505)	(280)	—	47,189
Energy Infra Asset Management Co., Ltd.		476	—	—	—	189	—	—	665
Daegu clean Energy Co., Ltd.		11	—	—	—	6	—	—	17
YaksuESS Co., Ltd		194	—	—	—	266	—	—	460
Nepal Water & Energy Development Company Private Limited		30,498	—	—	—	(770)	1,233	—	30,961
Gwangyang Green Energy Co., Ltd.		1,772	—	—	—	(566)	—	—	1,206
PND solar., Ltd		1,250	—	—	—	(230)	—	—	1,020
Hyundai Eco Energy Co., Ltd.		—	3,610	—	—	(222)	—	—	3,388
YeongGwang Yaksu Wind Electric. Co., Ltd		—	533	—	—	—	—	—	533

		3,837,421	82,283	—	(73,049)	216,009	14,148	(11,992)	4,064,820

<Joint ventures>
KEPCO-Uhde Inc.		258	—	—	—	(70)	—	—	188
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.(*3)	￦	27,262	—	—	—	743	1,009	(29,014)	—
Shuweihat Asia Power Investment B.V.		15,675	—	(1,632)	(499)	3,075	10,632	—	27,251
Shuweihat Asia Operation & Maintenance Company		663	—	—	(859)	946	42	—	792
Waterbury Lake Uranium L.P.		19,781	—	—	—	(3)	(746)	—	19,032
ASM-BG Investicii AD		21,202	—	—	(1,039)	2,236	(1,020)	—	21,379
RES Technology AD		14,375	—	—	—	812	22	—	15,209
KV Holdings, Inc.		1,918	—	—	(735)	772	(37)	—	1,918
KEPCO SPC Power Corporation		217,094	—	—	(41,601)	44,909	(12,092)	(4)	208,306
Gansu Datang Yumen Wind Power Co., Ltd.		10,840	—	—	—	(818)	(41)	—	9,981
Datang Chifeng Renewable Power Co., Ltd.		171,055	—	—	(18,859)	14,808	(842)	—	166,162
Datang KEPCO Chaoyang Renewable Power Co., Ltd.(*3)		11,060	—	—	—	582	(1,214)	29,014	39,442
Rabigh Electricity Company		99,356	—	—	(29,067)	13,305	22,371	(637)	105,328
Rabigh Operation & Maintenance Company Limited		3,987	—	—	(1,147)	2,820	174	—	5,834
Jamaica Public Service Company Limited		221,153	—	—	(4,472)	13,099	9,852	—	239,632
KW Nuclear Components Co., Ltd.		6,703	—	—	(208)	1,213	—	—	7,708
Busan Shinho Solar Power Co., Ltd.		4,346	—	—	(340)	755	—	—	4,761
GS Donghae Electric Power Co., Ltd.		220,727	—	—	—	20,061	—	(197)	240,591
Global Trade Of Power System Co., Ltd.		577	—	—	—	(62)	—	—	515
Expressway Solar-light Power Generation Co., Ltd.		2,463	—	—	—	213	—	—	2,676
KODE NOVUS I LLC(*1)		—	—	—	—	—	1,374	(1,374)	—
KODE NOVUS II LLC(*2)		—	—	—	—	—	810	(810)	—
Daejung Offshore Wind Power Co., Ltd.		2,969	—	—	—	(300)	—	—	2,669
Amman Asia Electric Power Company		145,676	—	—	—	19,604	12,077	—	177,357
KAPES, Inc.		7,476	—	—	—	1,543	—	60	9,079
Dangjin Eco Power Co., Ltd.		57,928	—	—	—	(38,042)	(65)	91	19,912
Honam Wind Power Co., Ltd.		4,302	—	—	(348)	906	—	—	4,860
Chun-cheon Energy Co., Ltd.		48,118	—	—	—	(5,613)	—	—	42,505
Yeonggwangbaeksu Wind Power Co., Ltd.		2,734	—	—	—	109	—	—	2,843
Nghi Son 2 Power LLC		183	—	—	—	2,657	(2,840)	—	—
Kelar S.A		67,233	—	—	—	2,732	2,859	—	72,824
PT. Tanjung Power Indonesia		1,776	—	—	—	3,373	1,928	4	7,081
Incheon New Power Co., Ltd.		619	—	—	(41)	1	—	—	579
Seokmun Energy Co., Ltd.		13,786	—	—	—	2,965	—	—	16,751
Daehan Wind Power PSC		—	2,288	—	—	(1,311)	37	618	1,632
Barakah One Company		626	—	—	—	2,162	1,019	—	3,807
Nawah Energy Company		258	—	—	—	4	12	—	274
MOMENTUM		391	—	—	—	195	(4)	—	582
Daegu Green Power Co., Ltd.	￦	42,391	—	—	—	(1,283)	—	2	41,110
Yeonggwang Wind Power Co., Ltd.		15,294	—	—	—	10	—	—	15,304
Chester Solar IV SpA		1,700	—	—	—	301	(150)	—	1,851
Chester Solar V SpA		525	—	—	—	(21)	(30)	—	474
Diego de Almagro Solar SpA		2,091	—	—	—	(299)	(129)	—	1,663
South Jamaica Power Company Limited		6,704	9,141	—	—	(184)	463	—	16,124
Daesan Green Energy Co., Ltd.		—	17,850	—	—	(417)	—	—	17,433
RE Holiday Holdings LLC		—	42,948	—	(112)	8,055	203	—	51,094
RE Pioneer Holdings LLC		—	27,891	—	(979)	11,585	401	—	38,898
RE Barren Ridge 1 Holdings LLC		—	28,021	—	(1,114)	13,994	514	—	41,415
RE Astoria 2 LandCo LLC		—	5,188	—	(504)	866	(140)	—	5,410
RE Barren Ridge LandCo LLC		—	2,187	—	(202)	(25)	(62)	—	1,898
Laurel SpA		—	1,222	—	—	(309)	8	—	921
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		—	4,095	—	—	(23)	(132)	—	3,940
Chile Solar JV SpA		—	36,654	—	—	4,453	(5,278)	1,036	36,865
Taebaek Gadeoksan Wind Power Co., Ltd.		—	8,500	—	—	8	—	—	8,508
Cheong-Song Noraesan Wind Power Co., Ltd.		—	2,073	—	—	—	—	—	2,073
Chester Solar I SpA		—	1,181	—	—	—	—	—	1,181
Solar Philippines Calatagan Corporation		—	47,903	—	—	—	—	—	47,903

		1,493,275	237,142	(1,632)	(102,126)	147,092	40,985	(1,211)	1,813,525

	￦	5,330,696	319,425	(1,632)	(175,175)	363,101	55,133	(13,203)	5,878,345

(*1)

The Company reclassified its shares of KODE NOVUS I LLC to financial assets at FVOCI during the year ended December 31, 2018 due to non-participation of capital increase that resulted in loss of significant influence.

(*2)	The Company sold all of its shares of KODE NOVUS II LLC during the year ended December 31, 2018.

(*3)	Datang Chaoyang Renewable Power Co., Ltd. was merged with Datang KEPCO Chaoyang Renewable Power Co., Ltd. during the year ended December 31, 2018.

(*4)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦7,087 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.

(*5)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦820 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.

2019
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,701,848	—	—	(25,704)	8,511	12,687	(3,375)	1,693,967
Korea Electric Power Industrial Development Co., Ltd.		21,838	—	—	(1,598)	5,002	—	151	25,393
YTN Co., Ltd.		40,338	—	—	(180)	(449)	5	33	39,747
Cheongna Energy Co., Ltd.		3,465	—	—	—	(2,054)	—	—	1,411
Gangwon Wind Power Co., Ltd.		13,220	—	—	(2,272)	1,379	—	—	12,327
Hyundai Green Power Co., Ltd.		127,160	—	—	(8,889)	5,982	—	—	124,253
Korea Power Exchange		251,802	—	—	—	10,907	—	(3,810)	258,899
AMEC Partners Korea Ltd.		209	—	—	—	—	3	(212)	—
Hyundai Energy Co., Ltd.		—	—	—	—	—	—	—	—
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		5,665	—	—	—	1,374	—	—	7,039
Taeback Guinemi Wind Power Co., Ltd.		2,569	—	—	—	(16)	—	—	2,553
Pyeongchang Wind Power Co., Ltd.		5,419	—	—	—	458	—	—	5,877
Daeryun Power Co., Ltd.		26,099	—	—	—	173	—	(25)	26,247
Changjuk Wind Power Co., Ltd.		8,086	—	—	—	434	—	—	8,520
KNH Solar Co., Ltd.		2,337	—	—	—	45	—	—	2,382
SPC Power Corporation		57,558	—	—	(14,229)	5,929	14,286	39	63,583
Gemeng International Energy Co., Ltd.		647,010	—	—	(11,468)	26,300	9,209	(155)	670,896
PT. Cirebon Electric Power		108,628	—	—	—	11,079	(65)	3,783	123,425
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(27)	(380)	407	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(29)	(349)	378	—
PT Wampu Electric Power		31,097	—	—	—	(2,867)	2	1,123	29,355
PT. Bayan Resources TBK		511,646	—	—	(71,100)	6,181	(1,586)	—	445,141
S-Power Co., Ltd.		114,566	—	—	—	1,218	—	—	115,784
Pioneer Gas Power Limited		20,395	—	—	—	(20,784)	389	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		77,165	3,052	—	—	(10,210)	2,928	—	72,935
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		115	—	—	—	(73)	—	66	108
PT. Mutiara Jawa		365	—	—	—	1,031	42	—	1,438
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		8,015	—	—	—	(1,395)	—	(10)	6,610
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Energy Co., Ltd.		2,459	—	—	—	(119)	—	—	2,340
Gangneung Eco Power Co., Ltd.		2,495	—	—	—	(65)	—	—	2,430
Shin Pyeongtaek Power Co., Ltd.		67,600	—	—	—	(827)	198	(15)	66,956
Heang Bok Do Si Photovoltaic Power Co., Ltd.		202	—	—	—	13	—	—	215
Dongducheon Dream Power Co., Ltd.		76,386	—	—	—	441	—	(280)	76,547
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.	￦	—	—	—	—	—	—	2,361	2,361
GS Donghae Electric Power Co., Ltd.		—	—	—	—	—	—	255,983	255,983
SE Green Energy Co., Ltd.		3,366	—	—	—	—	(75)	(3,291)	—
Daegu Photovoltaic Co., Ltd.		2,002	—	—	(327)	385	—	—	2,060
Jeongam Wind Power Co., Ltd.		4,589	—	—	—	(152)	—	(4,437)	—
Korea Power Engineering Service Co., Ltd.		4,333	—	—	—	508	—	(4,841)	—
Busan Green Energy Co., Ltd.		12,537	—	—	—	(1,884)	—	(16)	10,637
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,593	—	—	—	(515)	—	(15)	1,063
Ulleungdo Natural Energy Co., Ltd.		4,628	—	—	—	(1)	—	(4,627)	—
Korea Nuclear Partners Co., Ltd.(*1)		175	—	—	—	(79)	—	(96)	—
Tamra Offshore Wind Power Co., Ltd.		10,401	—	—	—	—	—	(10,401)	—
Korea Electric Power Corporation Fund		47,189	—	—	—	(6,931)	868	—	41,126
Energy Infra Asset Management Co., Ltd.		665	—	—	—	126	—	—	791
Daegu clean Energy Co., Ltd.		17	—	—	—	(4)	—	—	13
YaksuESS Co., Ltd		460	—	—	—	56	—	—	516
Nepal Water & Energy Development Company Private Limited		30,961	—	—	—	(854)	1,038	—	31,145
Gwangyang Green Energy Co., Ltd.		1,206	—	—	—	(258)	—	—	948
PND solar., Ltd		1,020	—	—	—	124	—	—	1,144
Hyundai Eco Energy Co., Ltd.		3,388	—	—	—	393	—	—	3,781
YeongGwang Yaksu Wind Electric. Co., Ltd		533	—	—	—	(147)	—	—	386
Green Energy Electricity Generation Co., Ltd.		—	1,189	—	—	(1,026)	—	—	163
Korea Energy Solutions Co., Ltd.		—	300	—	—	(41)	—	—	259
ITR Co., Ltd.		—	50	—	—	(17)	—	—	33
Structure test network Co., Ltd.		—	25	—	—	(4)	—	—	21
Namjeongsusang Solar Power Operation Co., Ltd.		—	969	—	—	(157)	—	—	812
Indeck Niles Development, LLC		—	—	—	—	—	—	—	—
Indeck Niles Asset Management, LLC		—	—	—	(245)	333	(1)	—	87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		—	7,105	—	—	21	—	—	7,126
Suwon New Power Co., Ltd.		—	798	—	—	—	—	—	798
KPGE Inc.		—	287	—	—	—	—	—	287
Gwangbaek Solar Power Investment Co., Ltd.		—	2,054	—	—	—	—	—	2,054
Goduk Clean Energy Co., Ltd.		—	1,830	—	—	—	—	—	1,830

	￦	4,064,820	17,659	—	(136,012)	37,418	39,199	228,718	4,251,802

<Joint ventures>
KEPCO-Uhde Inc.	￦	188	—	—	—	(54)	—	—	134
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Shuweihat Asia Power Investment B.V.		27,251	—	—	(2,176)	5,288	(12,045)	—	18,318
Shuweihat Asia Operation & Maintenance Company		792	—	—	(907)	1,040	(1)	484	1,408
Waterbury Lake Uranium L.P.		19,032	—	—	—	22	1,508	—	20,562
ASM-BG Investicii AD		21,379	—	—	(4,760)	2,442	315	—	19,376
RES Technology AD		15,209	—	—	—	963	76	—	16,248
KV Holdings, Inc.		1,918	—	—	(372)	751	144	—	2,441
KEPCO SPC Power Corporation		208,306	—	—	(45,349)	48,043	3,781	13	214,794
Gansu Datang Yumen Wind Power Co., Ltd.		9,981	—	—	—	(2,050)	218	—	8,149
Datang Chifeng Renewable Power Co., Ltd.		166,162	—	—	—	16,325	2,820	—	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		39,442	—	—	—	875	707	—	41,024
Rabigh Electricity Company		105,328	—	—	—	4,355	(1,734)	1,147	109,096
Rabigh Operation & Maintenance Company Limited		5,834	—	—	(2,222)	3,070	197	—	6,879
Jamaica Public Service Company Limited		239,632	—	—	(4,631)	10,166	8,440	—	253,607
KW Nuclear Components Co., Ltd.		7,708	—	—	(208)	1,552	—	—	9,052
Busan Shinho Solar Power Co., Ltd.		4,761	—	—	(430)	714	—	—	5,045
GS Donghae Electric Power Co., Ltd.		240,591	—	—	(10,200)	25,787	—	(256,178)	—
Global Trade Of Power System Co., Ltd.		515	—	—	—	56	—	—	571
Expressway Solar-light Power Generation Co., Ltd.		2,676	—	—	—	207	—	—	2,883
Daejung Offshore Wind Power Co., Ltd.		2,669	—	—	—	(308)	—	(2,361)	—
Amman Asia Electric Power Company		177,357	—	—	—	20,648	(5,841)	—	192,164
KAPES, Inc.		9,079	—	—	—	1,767	—	(14)	10,832
Dangjin Eco Power Co., Ltd.		19,912	—	(5,359)	—	(657)	16	(13,912)	—
Honam Wind Power Co., Ltd.		4,860	—	—	(587)	102	—	—	4,375
Jeongam Wind Power Co., Ltd.		—	—	—	—	—	—	4,437	4,437
Korea Power Engineering Service Co., Ltd.		—	—	—	—	—	—	4,902	4,902
Chun-cheon Energy Co., Ltd.(*3)		42,505	—	—	—	(7,385)	—	(248)	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.		2,843	—	—	—	197	—	—	3,040
Nghi Son 2 Power LLC		—	—	—	—	—	—	—	—
Kelar S.A		72,824	—	—	—	3,435	(8,416)	2,619	70,462
PT. Tanjung Power Indonesia		7,081	26,146	—	—	5,601	(4,489)	(12)	34,327
Incheon New Power Co., Ltd.(*4)		579	—	—	—	(232)	—	(347)	—
Seokmun Energy Co., Ltd.		16,751	—	—	—	591	—	—	17,342
Daehan Wind Power PSC	￦	1,632	—	—	—	66	59	—	1,757
Barakah One Company		3,807	—	—	—	(2,668)	(1,139)	—	—
Nawah Energy Company		274	—	—	—	—	11	—	285
MOMENTUM		582	—	—	(411)	380	2	—	553
Daegu Green Power Co., Ltd.(*2)		41,110	—	—	—	3,599	—	(21,885)	22,824
Yeonggwang Wind Power Co., Ltd.		15,304	2,100	—	—	223	—	—	17,627
Chester Solar IV SpA		1,851	—	—	—	(1,746)	(55)	622	672
Chester Solar V SpA		474	—	—	—	(619)	(6)	297	146
Diego de Almagro Solar SpA		1,663	—	—	—	(1,014)	(86)	472	1,035
South Jamaica Power Company Limited		16,124	4,290	—	—	(7,131)	580	—	13,863
Daesan Green Energy Co., Ltd.		17,433	—	—	—	(251)	—	—	17,182
RE Holiday Holdings LLC		51,094	—	—	—	(6,525)	(2,500)	1	42,070
RE Pioneer Holdings LLC		38,898	—	—	(939)	(5,507)	(1,296)	—	31,156
RE Barren Ridge 1 Holdings LLC		41,415	—	—	(1,152)	4,609	(1,957)	1	42,916
RE Astoria 2 LandCo LLC		5,410	—	—	(430)	430	192	—	5,602
RE Barren Ridge LandCo LLC		1,898	—	—	(194)	172	90	—	1,966
Laurel SpA		921	—	—	—	(665)	(82)	421	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,940	—	—	—	(28)	112	—	4,024
Chile Solar JV SpA		36,865	—	—	—	842	(2,849)	1	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.		8,508	—	—	—	(651)	(9)	(2)	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.		2,073	1,127	—	—	(153)	(4)	—	3,043
Chester Solar I SpA		1,181	—	—	—	(112)	(79)	167	1,157
Solar Philippines Calatagan Corporation		47,903	—	—	(4,633)	4,305	1,355	—	48,930
Saemangeum Solar Power Co., Ltd.		—	10,000	—	—	(1,676)	—	—	8,324
Chungsongmeon BongSan wind power Co., Ltd.		—	2,900	—	—	(136)	—	—	2,764
Jaeun Resident Wind Power Plant Co., Ltd		—	2,494	—	—	(296)	—	—	2,198
DE Energia SpA		—	8,364	—	—	647	(346)	—	8,665
Eumseong Natural Gas Power Co., Ltd.		—	—	—	—	—	—	—	—
Dangjin Eco Power Co., Ltd. (newly)		—	9,180	—	—	—	—	16,481	25,661
Haemodum Solar Co., Ltd.		—	2,940	—	—	—	—	—	2,940
Yangyang Wind Power Co., Ltd.		—	10,800	—	—	—	—	—	10,800
HORUS SOLAR, S.A. DE C.V.		—	3,403	—	—	—	—	—	3,403
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		—	672	—	—	—	—	—	672
SUNMEX RENOVABLES, S.A. DE C.V.		—	222	—	—	—	—	—	222
Stavro Holding II AB		—	5,524	—	—	(4)	122	(17)	5,625

		1,813,525	90,162	(5,359)	(79,601)	129,402	(22,189)	(262,911)	1,663,029

	￦	5,878,345	107,821	(5,359)	(215,613)	166,820	17,010	(34,193)	5,914,831

(*1)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦96 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(*2)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦21,827 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(*3)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦248 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(*4)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦347 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2018 and 2019 are as follows:

2018
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	39,689,692	31,186,488	26,185,038	523,480
Korea Electric Power Industrial Development Co., Ltd.		144,425	69,123	325,694	9,987
YTN Co., Ltd.		286,964	98,682	132,382	1,587
Cheongna Energy Co., Ltd.		431,234	428,921	64,594	(11,110)
Gangwon Wind Power Co., Ltd.		89,614	1,805	25,407	10,926
Hyundai Green Power Co., Ltd.		1,127,220	688,738	501,798	66,925
Korea Power Exchange		304,318	52,516	108,571	16,031
AMEC Partners Korea Ltd.		1,113	14	—	(26)
Hyundai Energy Co., Ltd.		470,818	527,590	101,998	(33,947)
Ecollite Co., Ltd.		1,944	312	—	(68)
Taebaek Wind Power Co., Ltd.		36,986	14,325	8,233	2,170
Taeback Guinemi Wind Power Co., Ltd.		10,929	653	—	(2,082)
Pyeongchang Wind Power Co., Ltd.		82,038	60,362	12,615	4,249
Daeryun Power Co., Ltd.		798,569	510,358	62,252	(4,958)
Changjuk Wind Power Co., Ltd.		33,148	6,194	7,929	3,291
KNH Solar Co., Ltd.		22,598	13,942	3,586	439
SPC Power Corporation		225,599	16,819	50,317	37,355
Gemeng International Energy Co., Ltd.		7,155,937	4,420,561	1,921,367	120,558
PT. Cirebon Electric Power		876,069	481,061	274,962	33,144
KNOC Nigerian East Oil Co., Ltd.		78,841	152,017	—	(398)
KNOC Nigerian West Oil Co., Ltd.		70,437	137,663	—	(400)
PT Wampu Electric Power	￦	223,009	155,406	13,463	4,624
PT. Bayan Resources TBK		1,388,199	566,890	1,707,387	521,666
S-Power Co., Ltd.		825,354	588,022	551,378	(6,185)
Pioneer Gas Power Limited		311,742	316,810	—	(45,934)
Eurasia Energy Holdings		572	1,020	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,015,013	702,187	—	(1,214)
Hadong Mineral Fiber Co., Ltd.		203	231	—	—
Green Biomass Co., Ltd.		4,411	3,107	909	(1,057)
PT. Mutiara Jawa		24,022	22,763	14,393	3,917
Samcheok Eco Materials Co., Ltd.		24,391	2,921	4,135	(1,836)
Noeul Green Energy Co., Ltd.		147,886	120,249	58,686	19,453
Naepo Green Energy Co., Ltd.		93,194	76,190	6,459	(6,623)
Goseong Green Energy Co., Ltd.		1,891,662	1,659,415	—	(7,323)
Gangneung Eco Power Co., Ltd.		813,938	651,621	—	(4,194)
Shin Pyeongtaek Power Co., Ltd.		674,100	511,582	—	682
Heang Bok Do Si Photovoltaic Power Co., Ltd.		2,630	1,915	455	52
Dongducheon Dream Power Co., Ltd.		1,512,510	1,244,178	828,430	(22,864)
Jinbhuvish Power Generation Pvt. Ltd.		63,163	13,044	—	—
SE Green Energy Co., Ltd.		7,048	—	—	(230)
Daegu Photovoltaic Co., Ltd.		16,828	9,923	3,695	1,645
Jeongam Wind Power Co., Ltd.		93,444	81,971	1,559	2,154
Korea Power Engineering Service Co., Ltd.		18,609	3,666	20,809	3,207
Busan Green Energy Co., Ltd.		195,227	151,995	77,011	17,370
Gunsan Bio Energy Co., Ltd.		8,990	20,660	—	(4,420)
Korea Electric Vehicle Charging Service		15,019	9,328	8,615	(1,056)
Ulleungdo Natural Energy Co., Ltd.		17,134	1,625	—	(5,855)
Korea Nuclear Partners Co., Ltd.		615	12	80	(707)
Tamra Offshore Wind Power Co., Ltd.		170,238	131,717	21,701	4,077
Korea Electric Power Corporation Fund		48,280	176	1,315	(649)
Energy Infra Asset Management Co., Ltd.		7,225	507	5,757	2,193
Daegu clean Energy Co., Ltd.		389	328	—	(190)
YaksuESS Co., Ltd		7,525	5,944	2,094	1,259
Nepal Water & Energy Development Company Private Limited		55,453	4,249	—	(984)
Gwangyang Green Energy Co., Ltd.		29,234	23,293	—	(2,831)
PND solar., Ltd		42,283	39,297	1,094	(795)
Hyundai Eco Energy Co., Ltd.		165,555	148,852	—	(2,193)
YeongGwang Yaksu Wind Electric. Co., Ltd		46,027	43,606	7,604	(493)
<Joint ventures>
KEPCO-Uhde Inc.	￦	403	34	18	(139)
Eco Biomass Energy Sdn. Bhd.		—	—	—	—
Shuweihat Asia Power Investment B.V.		55,614	—	—	(187)
Shuweihat Asia Operation & Maintenance Company		1,472	31	2,391	1,719
Waterbury Lake Uranium L.P.		55,933	64	—	—
ASM-BG Investicii AD		84,924	42,166	12,745	4,406
RES Technology AD		69,609	39,192	7,879	1,567
KV Holdings, Inc.		4,795	—	8	1,257
KEPCO SPC Power Corporation		312,093	35,091	184,046	59,543
Gansu Datang Yumen Wind Power Co., Ltd.		79,354	54,402	8,323	(2,046)
Datang Chifeng Renewable Power Co., Ltd.		751,551	336,024	117,270	37,159
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		190,951	92,347	18,824	2,557
Rabigh Electricity Company		2,448,690	2,003,050	274,184	38,789
Rabigh Operation & Maintenance Company Limited		26,172	11,587	26,387	7,173
Jamaica Public Service Company Limited		1,396,421	827,837	992,677	32,507
KW Nuclear Components Co., Ltd.		24,598	7,077	6,031	2,543
Busan Shinho Solar Power Co., Ltd.		45,538	26,494	7,901	3,018
GS Donghae Electric Power Co., Ltd.		2,259,129	1,551,509	787,425	58,976
Global Trade Of Power System Co., Ltd.		2,039	263	1,368	(134)
Expressway Solar-light Power Generation Co., Ltd.		18,443	9,215	2,986	692
Daejung Offshore Wind Power Co., Ltd.		6,440	1,091	—	(590)
Amman Asia Electric Power Company		792,532	496,791	23,676	32,674
KAPES, Inc.		82,494	64,691	57,047	4,710
Dangjin Eco Power Co., Ltd.		51,125	260	—	(111,789)
Honam Wind Power Co., Ltd.		43,713	27,066	7,700	3,122
Chun-cheon Energy Co., Ltd.		666,050	523,904	320,950	(19,133)
Yeonggwangbaeksu Wind Power Co., Ltd.		99,368	80,450	11,366	734
Nghi Son 2 Power LLC		477,947	561,266	144,381	8,979
Kelar S.A		626,206	518,135	87,507	8,587
PT. Tanjung Power Indonesia		505,551	485,321	109,029	9,717
Incheon New Power Co., Ltd.		6,559	4,563	2,687	3
Seokmun Energy Co., Ltd.		253,544	195,782	50,052	10,224
Daehan Wind Power PSC		33,081	29,817	—	(1,799)
Barakah One Company		21,480,187	21,459,035	—	(3,062)
Nawah Energy Company	￦	70,386	68,864	—	—
MOMENTUM		7,476	5,730	16,933	520
Daegu Green Power Co., Ltd.		591,263	523,972	291,734	(4,424)
Yeonggwang Wind Power Co., Ltd.		255,777	219,013	—	(145)
Chester Solar IV SpA		15,307	13,114	1,415	609
Chester Solar V SpA		4,759	4,324	298	(19)
Diego de Almagro Solar SpA		21,317	19,399	78	(340)
South Jamaica Power Company Limited		294,341	213,723	—	(932)
Daesan Green Energy Co., Ltd.		52,582	2,774	—	(1,192)
RE Holiday Holdings LLC		334,742	232,553	9,451	1,319
RE Pioneer Holdings LLC		252,512	174,717	12,364	6,544
RE Barren Ridge 1 Holdings LLC		221,304	138,473	10,567	8,625
RE Astoria 2 Land Co LLC		11,030	210	619	583
RE Barren Ridge Land Co LLC		3,881	84	248	230
Laurel SpA		5,475	4,572	—	(369)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		31,958	173	—	(222)
Chile Solar JV SpA		73,740	10	73	8,906
Taebaek Gadeoksan Wind Power Co., Ltd.		18,766	499	—	18
Cheong-Song Noraesan Wind Power Co., Ltd.		8,221	24	—	—
Chester Solar I SpA		1,712	562	—	(81)
Solar Philippines Calatagan Corporation		121,650	51,219	16,689	8,732

(*1)	The profit recognized for the years ended December 31, 2018 and 2019 are reduced by of the associate entity’s net income attributable to non-controlling interests.

2019
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	39,311,855	31,165,334	24,982,640	38,764
Korea Electric Power Industrial Development Co., Ltd.		186,434	98,872	306,026	17,467
YTN Co., Ltd.		281,699	96,211	127,782	(1,230)
Cheongna Energy Co., Ltd.		383,034	383,288	68,626	(2,567)
Gangwon Wind Power Co., Ltd.		83,528	1,674	24,116	9,380
Hyundai Green Power Co., Ltd.		1,086,738	658,279	507,653	26,222
Korea Power Exchange		315,683	54,926	107,034	8,268
Hyundai Energy Co., Ltd.		465,238	549,940	91,842	(27,882)
Ecollite Co., Ltd.		1,838	304	—	(97)
Taebaek Wind Power Co., Ltd.		36,182	8,027	6,177	5,494
Taeback Guinemi Wind Power Co., Ltd.	￦	35,061	24,847	349	(61)
Pyeongchang Wind Power Co., Ltd.		79,756	56,248	10,713	2,010
Daeryun Power Co., Ltd.		802,546	512,757	163,129	1,836
Changjuk Wind Power Co., Ltd.		29,875	1,476	6,076	1,447
KNH Solar Co., Ltd.		20,465	11,641	3,377	278
SPC Power Corporation		250,544	22,459	63,218	39,876
Gemeng International Energy Co., Ltd.		6,758,957	4,785,740	2,024,730	95,435
PT. Cirebon Electric Power		852,457	403,639	277,370	39,581
KNOC Nigerian East Oil Co., Ltd.		58,402	134,361	—	(182)
KNOC Nigerian West Oil Co., Ltd.		54,275	124,086	—	(180)
PT Wampu Electric Power		222,266	158,451	18,165	(2,315)
PT. Bayan Resources TBK		1,302,637	622,576	1,707,387	252,855
S-Power Co., Ltd.		805,622	566,025	576,554	2,319
Pioneer Gas Power Limited		309,059	367,399	—	(54,501)
Eurasia Energy Holdings		592	1,056	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,194,125	898,023	6,731	(40,437)
Hadong Mineral Fiber Co., Ltd.		203	231	—	—
Green Biomass Co., Ltd.		3,866	2,487	17	(925)
PT. Mutiara Jawa		26,109	21,150	11,196	3,396
Samcheok Eco Materials Co., Ltd.		26,625	3,209	10,876	1,946
Noeul Green Energy Co., Ltd.		137,370	114,578	36,435	(4,810)
Naepo Green Energy Co., Ltd.		77,070	99,345	6,572	(31,577)
Goseong Green Energy Co., Ltd.		3,399,058	3,177,210	—	(10,276)
Gangneung Eco Power Co., Ltd.		1,362,692	1,204,202	—	(3,830)
Shin Pyeongtaek Power Co., Ltd.		981,387	807,107	119,162	11,847
Heang Bok Do Si Photovoltaic Power Co., Ltd.		2,483	1,722	454	47
Dongducheon Dream Power Co., Ltd.		1,474,224	1,206,478	689,414	2,849
Jinbhuvish Power Generation Pvt. Ltd.		64,111	13,240	—	—
Daejung Offshore Wind Power Co., Ltd.		6,181	1,450	—	(617)
GS Donghae Electric Power Co., Ltd.		2,301,774	1,548,883	688,055	75,842
Daegu Photovoltaic Co., Ltd.		15,486	8,385	3,639	1,442
Busan Green Energy Co., Ltd.		173,537	136,857	52,256	(6,496)
Gunsan Bio Energy Co., Ltd.		10,614	28,062	—	(5,777)
Korea Electric Vehicle Charging Service		12,810	9,013	8,428	(1,841)
Korea Nuclear Partners Co., Ltd.		928	375	1,441	(50)
Korea Electric Power Corporation Fund		42,162	239	127	(5,430)
Energy Infra Asset Management Co., Ltd.		8,712	721	5,118	1,415
Daegu clean Energy Co., Ltd.		371	323	—	(14)
YaksuESS Co., Ltd		7,325	5,551	1,191	363
Nepal Water & Energy Development Company Private Limited	￦	78,309	26,783	—	(1,380)
Gwangyang Green Energy Co., Ltd.		28,816	24,164	—	(1,007)
PND solar., Ltd		40,941	37,526	6,908	1,665
Hyundai Eco Energy Co., Ltd.		209,395	190,622	13,343	1,306
YeongGwang Yaksu Wind Electric. Co., Ltd		46,488	45,594	6,511	(1,510)
Green Energy Electricity Generation Co., Ltd.		33,937	36,060	—	(5,923)
Korea Energy Solutions Co., Ltd.		1,285	18	134	(233)
ITR Co., Ltd.		376	214	167	(88)
Structure test network Co., Ltd.		89	249	76	(72)
Namjeongsusang Solar Power Operation Co., Ltd.		34,595	29,310	—	(1,149)
Indeck Niles Development, LLC		49,465	174	—	(25,430)
Indeck Niles Asset Management, LLC		271	9	1,513	753
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,559	15	59	44
Suwon New Power Co., Ltd.		2,000	—	—	—
KPGE Inc.		984	—	—	(6)
Gwangbaek Solar Power Investment Co., Ltd.		193,464	183,063	7,635	(355)
Goduk Clean Energy Co., Ltd.		3,000	—	—	—

<Joint ventures>
KEPCO-Uhde Inc.		270	7	—	(107)
Shuweihat Asia Power Investment B.V.		37,389	5	—	(159)
Shuweihat Asia Operation & Maintenance Company		2,605	45	2,570	1,892
Waterbury Lake Uranium L.P.		61,548	4	—	—
ASM-BG Investicii AD		78,191	39,439	13,200	4,894
RES Technology AD		66,821	34,325	8,384	1,914
KV Holdings, Inc.		6,101	—	25	1,876
KEPCO SPC Power Corporation		308,274	22,643	187,867	64,152
Gansu Datang Yumen Wind Power Co., Ltd.		77,313	56,941	6,106	(5,175)
Datang Chifeng Renewable Power Co., Ltd.		765,598	302,329	122,398	40,371
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		189,157	86,596	23,910	2,188
Rabigh Electricity Company		2,538,719	2,100,347	208,514	1,567
Rabigh Operation & Maintenance Company Limited		36,121	18,923	23,777	7,203
Jamaica Public Service Company Limited		1,543,049	940,609	1,035,399	32,828
KW Nuclear Components Co., Ltd.		31,326	10,820	11,305	3,837
Busan Shinho Solar Power Co., Ltd.		42,318	22,137	7,843	2,856
Global Trade Of Power System Co., Ltd.	￦	2,993	1,025	3,323	134
Expressway Solar-light Power Generation Co., Ltd.		17,653	7,712	2,991	709
Amman Asia Electric Power Company		821,997	501,723	23,866	34,424
KAPES, Inc.		124,396	103,158	93,831	3,465
Honam Wind Power Co., Ltd.		39,680	24,703	5,365	354
Jeongam Wind Power Co., Ltd.		94,134	83,041	11,644	2,005
Korea Power Engineering Service Co., Ltd.		19,052	2,150	12,284	1,749
Chun-cheon Energy Co., Ltd.		607,823	490,375	313,438	(24,490)
Yeonggwangbaeksu Wind Power Co., Ltd.		99,552	79,322	11,739	1,342
Nghi Son 2 Power LLC		1,589,928	1,795,578	1,008,326	71,803
Kelar S.A		634,633	530,335	86,702	8,867
PT. Tanjung Power Indonesia		654,365	556,287	109,825	16,489
Incheon New Power Co., Ltd.		4,749	3,553	1,951	(800)
Seokmun Energy Co., Ltd.		242,332	182,533	44,733	2,606
Daehan Wind Power PSC		89,904	86,390	—	(767)
Barakah One Company		24,330,632	24,546,421	—	(112,114)
Nawah Energy Company		120,987	119,405	—	3
MOMENTUM		8,904	7,245	21,171	1,099
Daegu Green Power Co., Ltd.		579,593	500,092	301,339	4,899
Yeonggwang Wind Power Co., Ltd.		262,610	225,361	24,256	(2,032)
Chester Solar IV SpA		13,443	12,079	1,590	(1,057)
Chester Solar V SpA		4,677	4,625	519	(402)
Diego de Almagro Solar SpA		18,984	16,901	1,954	(1,104)
South Jamaica Power Company Limited		364,347	295,029	7,224	(35,650)
Daesan Green Energy Co., Ltd.		232,170	183,079	—	(717)
RE Holiday Holdings LLC		331,862	247,722	18,744	(345)
RE Pioneer Holdings LLC		246,571	184,258	12,207	(1,912)
RE Barren Ridge 1 Holdings LLC		209,850	124,017	10,384	7,630
RE Astoria 2 Land Co LLC		11,422	217	656	651
RE Barren Ridge Land Co LLC		4,019	87	262	260
Laurel SpA		12,979	12,076	961	(1,130)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		32,883	425	—	(232)
Chile Solar JV SpA		69,903	186	591	1,686
Taebaek Gadeoksan Wind Power Co., Ltd.		70,270	49,500	—	(1,602)
Cheong-Song Noraesan Wind Power Co., Ltd.		51,247	40,969	—	(549)
Chester Solar I SpA		7,859	5,842	—	(204)
Solar Philippines Calatagan Corporation		98,577	47,956	18,720	11,331
Saemangeum Solar Power Co., Ltd.		13,740	3,270	—	(1,875)
Chungsongmeon BongSan wind power Co., Ltd.	￦	27,659	24,272	—	(1,365)
Jaeun Resident Wind Power Plant Co., Ltd		31,402	23,823	—	(844)
DE Energia SpA		64,959	50,971	1,254	(2,645)
Dangjin Eco Power Co., Ltd. (newly)		99,907	25,436	107	(737)
Haemodum Solar Co., Ltd.		7,237	1,237	—	—
Yangyang Wind Power Co., Ltd.		10,764	—	—	(11)
HORUS SOLAR, S.A. DE C.V.		10,566	8,503	—	(7)
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		3,848	2,885	—	22
SUNMEX RENOVABLES, S.A. DE C.V.		3,170	2,171	—	13
Stavro Holding II AB		28,141	13	—	(18)

(*1) The profit recognized for the years ended December 31, 2018 and 2019 are reduced by the associate entity’s net income attributable to non-controlling interests.

(5)	Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2018 and 2019 are as follows:

2018
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	8,503,204	21.57%	1,834,141	—	—	(132,293)	1,701,848
Korea Electric Power Industrial Development Co., Ltd.		75,302	29.00%	21,838	—	—	—	21,838
YTN Co., Ltd.		188,282	21.43%	40,346	—	(6)	(2)	40,338
Cheongna Energy Co., Ltd.		2,313	43.90%	1,015	2,584	(134)	—	3,465
Gangwon Wind Power Co., Ltd.		87,809	15.00%	13,171	—	—	49	13,220
Hyundai Green Power Co., Ltd.		438,482	29.00%	127,160	—	—	—	127,160
Korea Power Exchange		251,802	100.00%	251,802	—	—	—	251,802
AMEC Partners Korea Ltd.		1,099	19.00%	209	—	—	—	209
Hyundai Energy Co., Ltd.		(56,772)	46.30%	(26,285)	—	(996)	27,281	—
Ecollite Co., Ltd.		1,632	36.10%	589	—	—	(589)	—
Taebaek Wind Power Co., Ltd.		22,661	25.00%	5,665	—	—	—	5,665
Taeback Guinemi Wind Power Co., Ltd.		10,276	25.00%	2,569	—	—	—	2,569
Pyeongchang Wind Power Co., Ltd.		21,676	25.00%	5,419	—	—	—	5,419
Daeryun Power Co., Ltd.		288,211	9.34%	26,919	—	—	(820)	26,099
Changjuk Wind Power Co., Ltd.		26,954	30.00%	8,086	—	—	—	8,086
KNH Solar Co., Ltd.		8,656	27.00%	2,337	—	—	—	2,337
SPC Power Corporation		208,780	38.00%	79,336	—	—	(21,778)	57,558
Gemeng International Energy Co., Ltd.		2,735,376	34.00%	930,028	—	—	(283,018)	647,010
PT. Cirebon Electric Power		395,008	27.50%	108,628	—	—	—	108,628
KNOC Nigerian East Oil Co., Ltd.	￦	(73,176)	14.63%	(10,706)	—	—	10,706	—
KNOC Nigerian West Oil Co., Ltd.		(67,226)	14.63%	(9,835)	—	—	9,835	—
PT Wampu Electric Power		67,603	46.00%	31,097	—	—	—	31,097
PT. Bayan Resources TBK		821,309	20.00%	164,262	423,763	—	(76,379)	511,646
S-Power Co., Ltd.		237,332	49.00%	116,293	—	(1,727)	—	114,566
Pioneer Gas Power Limited		(5,068)	38.50%	(1,951)	22,278	—	68	20,395
Eurasia Energy Holdings		(448)	40.00%	(179)	—	—	179	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		312,826	25.00%	78,207	253	(1,006)	(289)	77,165
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
Green Biomass Co., Ltd.		1,304	8.80%	115	—	—	—	115
PT. Mutiara Jawa		1,259	29.00%	365	—	—	—	365
Samcheok Eco Materials Co., Ltd.		21,470	2.35%	505	—	—	(505)	—
Noeul Green Energy Co., Ltd.		27,637	29.00%	8,015	—	—	—	8,015
Naepo Green Energy Co., Ltd.		17,004	41.67%	7,085	—	—	(7,085)	—
Goseong Green Energy Co., Ltd.		232,247	1.12%	2,590	—	(131)	—	2,459
Gangneung Eco Power Co., Ltd.		162,317	1.61%	2,615	—	(120)	—	2,495
Shin Pyeongtaek Power Co., Ltd.		162,518	40.00%	65,007	12,800	(10,207)	—	67,600
Heang Bok Do Si Photovoltaic Power Co., Ltd.		715	28.00%	200	—	—	2	202
Dongducheon Dream Power Co., Ltd.		268,332	34.01%	91,260	1,757	(4,049)	(12,582)	76,386
Jinbhuvish Power Generation Pvt. Ltd.		50,119	5.16%	2,586	—	—	(2,586)	—
SE Green Energy Co., Ltd.		7,048	47.76%	3,366	—	—	—	3,366
Daegu Photovoltaic Co., Ltd.		6,905	29.00%	2,002	—	—	—	2,002
Jeongam Wind Power Co., Ltd.		11,473	40.00%	4,589	—	—	—	4,589
Korea Power Engineering Service Co., Ltd.		14,943	29.00%	4,333	—	—	—	4,333
Busan Green Energy Co., Ltd.		43,232	29.00%	12,537	—	—	—	12,537
Gunsan Bio Energy Co., Ltd.		(11,670)	18.87%	(2,202)	—	—	2,202	—
Korea Electric Vehicle Charging Service		5,691	28.00%	1,593	—	—	—	1,593
Ulleungdo Natural Energy Co., Ltd.		15,509	29.85%	4,629	—	—	(1)	4,628
Korea Nuclear Partners Co., Ltd.		603	29.00%	175	—	—	—	175
Tamra Offshore Wind Power Co., Ltd.		38,521	27.00%	10,401	—	—	—	10,401
Korea Electric Power Corporation Fund		48,104	98.09%	47,185	—	—	4	47,189
Energy Infra Asset Management Co., Ltd.		6,718	9.90%	665	—	—	—	665
Daegu clean Energy Co., Ltd.		61	28.00%	17	—	—	—	17
YaksuESS Co., Ltd		1,581	29.00%	458	—	—	2	460
Nepal Water & Energy Development Company Private Limited		51,204	57.67%	29,529	972	—	460	30,961
Gwangyang Green Energy Co., Ltd.		5,941	20.00%	1,188	18	—	—	1,206
PND solar., Ltd		2,986	29.00%	866	154	—	—	1,020
Hyundai Eco Energy Co., Ltd.		16,703	19.00%	3,174	214	—	—	3,388
YeongGwang Yaksu Wind Electric. Co., Ltd		2,421	9.63%	233	300	—	—	533

<Joint ventures>
KEPCO-Uhde Inc.		369	50.85%	188	—	—	—	188
Eco Biomass Energy Sdn. Bhd.		—	61.53%	—	—	—	—	—
Shuweihat Asia Power Investment B.V.	￦	55,614	49.00%	27,251	—	—	—	27,251
Shuweihat Asia Operation & Maintenance Company		1,441	55.00%	793	—	—	(1)	792
Waterbury Lake Uranium L.P.		55,869	34.07%	19,032	—	—	—	19,032
ASM-BG Investicii AD		42,758	50.00%	21,379	—	—	—	21,379
RES Technology AD		30,417	50.00%	15,209	—	—	—	15,209
KV Holdings, Inc.		4,795	40.00%	1,918	—	—	—	1,918
KEPCO SPC Power Corporation		277,002	75.20%	208,306	—	—	—	208,306
Gansu Datang Yumen Wind Power Co., Ltd.		24,952	40.00%	9,981	—	—	—	9,981
Datang Chifeng Renewable Power Co., Ltd.		415,527	40.00%	166,211	—	—	(49)	166,162
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		98,604	40.00%	39,442	—	—	—	39,442
Rabigh Electricity Company		445,640	40.00%	178,256	—	(70,977)	(1,951)	105,328
Rabigh Operation & Maintenance Company Limited		14,585	40.00%	5,834	—	—	—	5,834
Jamaica Public Service Company Limited		568,584	40.00%	227,434	(80,161)	—	92,359	239,632
KW Nuclear Components Co., Ltd.		17,521	45.00%	7,884	—	—	(176)	7,708
Busan Shinho Solar Power Co., Ltd.		19,044	25.00%	4,761	—	—	—	4,761
GS Donghae Electric Power Co., Ltd.		707,620	34.00%	240,591	—	—	—	240,591
Global Trade Of Power System Co., Ltd.		1,776	29.00%	515	—	—	—	515
Expressway Solar-light Power Generation Co., Ltd.		9,228	29.00%	2,676	—	—	—	2,676
Daejung Offshore Wind Power Co., Ltd.		5,349	49.90%	2,669	—	—	—	2,669
Amman Asia Electric Power Company		295,741	60.00%	177,445	—	—	(88)	177,357
KAPES, Inc.		17,803	51.00%	9,079	—	—	—	9,079
Dangjin Eco Power Co., Ltd.		50,865	34.00%	17,294	2,618	—	—	19,912
Honam Wind Power Co., Ltd.		16,647	29.00%	4,828	32	—	—	4,860
Chun-cheon Energy Co., Ltd.		142,146	29.90%	42,502	3	—	—	42,505
Yeonggwangbaeksu Wind Power Co., Ltd.		18,918	15.00%	2,837	6	—	—	2,843
Nghi Son 2 Power LLC		(83,319)	50.00%	(41,660)	—	—	41,660	—
Kelar S.A		108,071	65.00%	70,246	2,470	—	108	72,824
PT. Tanjung Power Indonesia		20,230	35.00%	7,081	—	—	—	7,081
Incheon New Power Co., Ltd.		1,996	29.00%	579	—	—	—	579
Seokmun Energy Co., Ltd.		57,762	29.00%	16,751	—	—	—	16,751
Daehan Wind Power PSC		3,264	50.00%	1,632	—	—	—	1,632
Barakah One Company		21,152	18.00%	3,807	—	—	—	3,807
Nawah Energy Company		1,522	18.00%	274	—	—	—	274
MOMENTUM		1,746	33.33%	582	—	—	—	582
Daegu Green Power Co., Ltd.		67,291	29.00%	19,514	84	—	21,512	41,110
Yeonggwang Wind Power Co., Ltd.		36,764	41.00%	15,074	230	—	—	15,304
Chester Solar IV SpA		2,193	81.82%	1,794	57	—	—	1,851
Chester Solar V SpA		435	81.82%	356	118	—	—	474
Diego de Almagro Solar SpA		1,918	81.82%	1,569	94	—	—	1,663
South Jamaica Power Company Limited	￦	80,618	20.00%	16,124	—	—	—	16,124
Daesan Green Energy Co., Ltd.		49,808	35.00%	17,433	—	—	—	17,433
RE Holiday Holdings LLC		102,189	50.00%	51,094	—	—	—	51,094
RE Pioneer Holdings LLC		77,795	50.00%	38,898	—	—	—	38,898
RE Barren Ridge 1 Holdings LLC		82,831	50.00%	41,415	—	—	—	41,415
RE Astoria 2 LandCo LLC		10,820	50.00%	5,410	—	—	—	5,410
RE Barren Ridge LandCo LLC		3,797	50.00%	1,898	—	—	—	1,898
Laurel SpA		903	81.82%	739	182	—	—	921
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		31,785	12.37%	3,931	9	—	—	3,940
Chile Solar JV SpA		73,730	50.00%	36,865	—	—	—	36,865
Taebaek Gadeoksan Wind Power Co., Ltd.		18,267	46.58%	8,508	—	—	—	8,508
Cheong-Song Noraesan Wind Power Co., Ltd.		8,197	24.76%	2,029	44	—	—	2,073
Chester Solar I SpA		1,150	81.82%	940	241	—	—	1,181
Solar Philippines Calatagan Corporation		70,431	38.00%	26,764	21,139	—	—	47,903

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2019
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	8,146,521	21.57%	1,757,205	—	—	(63,238)	1,693,967
Korea Electric Power Industrial Development Co., Ltd.		87,562	29.00%	25,393	—	—	—	25,393
YTN Co., Ltd.		185,488	21.43%	39,747	—	—	—	39,747
Cheongna Energy Co., Ltd.		(254)	43.90%	(112)	2,584	(1,061)	—	1,411
Gangwon Wind Power Co., Ltd.		81,854	15.00%	12,278	49	—	—	12,327
Hyundai Green Power Co., Ltd.		428,459	29.00%	124,253	—	—	—	124,253
Korea Power Exchange		260,757	100.00%	260,757	—	—	(1,858)	258,899
Hyundai Energy Co., Ltd.		(84,702)	46.30%	(39,217)	—	(954)	40,171	—
Ecollite Co., Ltd.		1,534	36.10%	554	—	—	(554)	—
Taebaek Wind Power Co., Ltd.		28,155	25.00%	7,039	—	—	—	7,039
Taeback Guinemi Wind Power Co., Ltd.		10,214	25.00%	2,553	—	—	—	2,553
Pyeongchang Wind Power Co., Ltd.		23,508	25.00%	5,877	—	—	—	5,877
Daeryun Power Co., Ltd.		289,789	9.34%	27,066	—	—	(819)	26,247
Changjuk Wind Power Co., Ltd.		28,399	30.00%	8,520	—	—	—	8,520
KNH Solar Co., Ltd.		8,824	27.00%	2,382	—	—	—	2,382
SPC Power Corporation		228,085	38.00%	86,672	—	—	(23,089)	63,583
Gemeng International Energy Co., Ltd.		1,973,217	34.00%	670,896	—	—	—	670,896
PT. Cirebon Electric Power		448,818	27.50%	123,425	—	—	—	123,425
KNOC Nigerian East Oil Co., Ltd.		(75,959)	14.63%	(11,113)	—	—	11,113	—
KNOC Nigerian West Oil Co., Ltd.		(69,811)	14.63%	(10,213)	—	—	10,213	—
PT Wampu Electric Power		63,815	46.00%	29,355	—	—	—	29,355
PT. Bayan Resources TBK	￦	680,061	20.00%	136,012	385,508	—	(76,379)	445,141
S-Power Co., Ltd.		239,597	49.00%	117,403	—	(1,619)	—	115,784
Pioneer Gas Power Limited		(58,340)	38.50%	(22,459)	22,278	—	181	—
Eurasia Energy Holdings		(464)	40.00%	(186)	—	—	186	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		296,102	25.00%	74,026	305	(1,106)	(290)	72,935
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
Green Biomass Co., Ltd.		1,379	7.85%	108	—	—	—	108
PT. Mutiara Jawa		4,959	29.00%	1,438	—	—	—	1,438
Samcheok Eco Materials Co., Ltd.		23,416	25.54%	5,980	—	—	(5,980)	—
Noeul Green Energy Co., Ltd.		22,792	29.00%	6,610	—	—	—	6,610
Naepo Green Energy Co., Ltd.		(22,275)	41.67%	(9,281)	2	—	9,279	—
Goseong Green Energy Co., Ltd.		221,848	1.12%	2,474	—	(134)	—	2,340
Gangneung Eco Power Co., Ltd.		158,490	1.61%	2,553	—	(123)	—	2,430
Shin Pyeongtaek Power Co., Ltd.		174,280	40.00%	69,712	12,800	(15,556)	—	66,956
Heang Bok Do Si Photovoltaic Power Co., Ltd.		761	28.00%	213	—	—	2	215
Dongducheon Dream Power Co., Ltd.		267,746	34.01%	91,060	1,757	(3,688)	(12,582)	76,547
Jinbhuvish Power Generation Pvt. Ltd.		50,871	5.16%	2,625	—	—	(2,625)	—
Daejung Offshore Wind Power Co., Ltd.		4,731	49.90%	2,361	—	—	—	2,361
GS Donghae Electric Power Co., Ltd.		752,891	34.00%	255,983	—	—	—	255,983
Daegu Photovoltaic Co., Ltd.		7,101	29.00%	2,060	—	—	—	2,060
Busan Green Energy Co., Ltd.		36,680	29.00%	10,637	—	—	—	10,637
Gunsan Bio Energy Co., Ltd.		(17,448)	18.87%	(3,292)	—	—	3,292	—
Korea Electric Vehicle Charging Service		3,797	28.00%	1,063	—	—	—	1,063
Korea Nuclear Partners Co., Ltd.		553	29.00%	160	—	—	(160)	—
Korea Electric Power Corporation Fund		41,923	98.09%	41,122	—	—	4	41,126
Energy Infra Asset Management Co., Ltd.		7,991	9.90%	791	—	—	—	791
Daegu clean Energy Co., Ltd.		48	28.00%	13	—	—	—	13
YaksuESS Co., Ltd		1,774	29.00%	514	2	—	—	516
Nepal Water & Energy Development Company Private Limited		51,526	58.59%	30,173	972	—	—	31,145
Gwangyang Green Energy Co., Ltd.		4,652	20.00%	930	18	—	—	948
PND solar., Ltd		3,415	29.00%	990	154	—	—	1,144
Hyundai Eco Energy Co., Ltd.		18,773	19.00%	3,567	214	—	—	3,781
YeongGwang Yaksu Wind Electric. Co., Ltd		894	9.63%	86	300	—	—	386
Green Energy Electricity Generation Co., Ltd.		(2,123)	29.00%	(616)	779	—	—	163
Korea Energy Solutions Co., Ltd.		1,267	20.00%	253	6	—	—	259
ITR Co., Ltd.		162	20.00%	32	1	—	—	33
Structure test network Co., Ltd.		(160)	20.00%	(32)	53	—	—	21
Namjeongsusang Solar Power Operation Co., Ltd.		5,285	15.00%	793	19	—	—	812
Indeck Niles Development, LLC		49,291	50.00%	24,646	—	—	(24,646)	—
Indeck Niles Asset Management, LLC		262	33.33%	87	—	—	—	87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,544	49.00%	7,126	—	—	—	7,126
Suwon New Power Co., Ltd.		2,000	33.10%	662	—	—	136	798
KPGE Inc.		984	29.00%	285	—	—	2	287
Gwangbaek Solar Power Investment Co., Ltd.		10,401	19.00%	1,976	78	—	—	2,054
Goduk Clean Energy Co., Ltd.		3,000	61.00%	1,830	—	—	—	1,830

<Joint ventures>
KEPCO-Uhde Inc.	￦	263	50.80%	134	—	—	—	134
Shuweihat Asia Power Investment B.V.		37,384	49.00%	18,318	—	—	—	18,318
Shuweihat Asia Operation & Maintenance Company		2,560	55.00%	1,408	—	—	—	1,408
Waterbury Lake Uranium L.P.		61,544	33.41%	20,562	—	—	—	20,562
ASM-BG Investicii AD		38,752	50.00%	19,376	—	—	—	19,376
RES Technology AD		32,496	50.00%	16,248	—	—	—	16,248
KV Holdings, Inc.		6,101	40.00%	2,441	—	—	—	2,441
KEPCO SPC Power Corporation		285,631	75.20%	214,794	—	—	—	214,794
Gansu Datang Yumen Wind Power Co., Ltd.		20,372	40.00%	8,149	—	—	—	8,149
Datang Chifeng Renewable Power Co., Ltd.		463,269	40.00%	185,307	—	—	—	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		102,561	40.00%	41,024	—	—	—	41,024
Rabigh Electricity Company		438,372	40.00%	175,349	—	(65,450)	(803)	109,096
Rabigh Operation & Maintenance Company Limited		17,198	40.00%	6,879	—	—	—	6,879
Jamaica Public Service Company Limited		602,440	40.00%	240,976	(80,161)	—	92,792	253,607
KW Nuclear Components Co., Ltd.		20,506	45.00%	9,228	—	—	(176)	9,052
Busan Shinho Solar Power Co., Ltd.		20,181	25.00%	5,045	—	—	—	5,045
Global Trade Of Power System Co., Ltd.		1,968	29.00%	571	—	—	—	571
Expressway Solar-light Power Generation Co., Ltd.		9,941	29.00%	2,883	—	—	—	2,883
Amman Asia Electric Power Company		320,274	60.00%	192,164	—	—	—	192,164
KAPES, Inc.		21,238	51.00%	10,832	—	—	—	10,832
Honam Wind Power Co., Ltd.		14,977	29.00%	4,343	32	—	—	4,375
Jeongam Wind Power Co., Ltd.		11,093	40.00%	4,437	—	—	—	4,437
Korea Power Engineering Service Co., Ltd.		16,902	29.00%	4,902	—	—	—	4,902
Chun-cheon Energy Co., Ltd.		117,448	29.90%	35,117	—	—	(245)	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.		20,230	15.00%	3,035	5	—	—	3,040
Nghi Son 2 Power LLC		(205,650)	50.00%	(102,825)	—	—	102,825	—
Kelar S.A		104,298	65.00%	67,794	2,668	—	—	70,462
PT. Tanjung Power Indonesia		98,078	35.00%	34,327	—	—	—	34,327
Incheon New Power Co., Ltd.		1,196	29.00%	347	—	—	(347)	—
Seokmun Energy Co., Ltd.		59,799	29.00%	17,342	—	—	—	17,342
Daehan Wind Power PSC		3,514	50.00%	1,757	—	—	—	1,757
Barakah One Company		(215,789)	18.00%	(38,842)	—	(77,254)	116,096	—
Nawah Energy Company		1,582	18.00%	285	—	—	—	285
MOMENTUM		1,659	33.33%	553	—	—	—	553
Daegu Green Power Co., Ltd.		79,501	54.24%	43,124	84	—	(20,384)	22,824
Yeonggwang Wind Power Co., Ltd.		37,249	46.00%	17,135	492	—	—	17,627
Chester Solar IV SpA		1,364	45.00%	614	58	—	—	672
Chester Solar V SpA		52	45.00%	23	123	—	—	146
Diego de Almagro Solar SpA		2,083	45.00%	937	98	—	—	1,035
South Jamaica Power Company Limited		69,318	20.00%	13,863	—	—	—	13,863
Daesan Green Energy Co., Ltd.		49,091	35.00%	17,182	—	—	—	17,182
RE Holiday Holdings LLC		84,140	50.00%	42,070	—	—	—	42,070
RE Pioneer Holdings LLC		62,313	50.00%	31,156	—	—	—	31,156
RE Barren Ridge 1 Holdings LLC	￦	85,833	50.00%	42,916	—	—	—	42,916
RE Astoria 2 LandCo LLC		11,205	50.00%	5,602	—	—	—	5,602
RE Barren Ridge LandCo LLC		3,932	50.00%	1,966	—	—	—	1,966
Laurel SpA		903	45.00%	406	189	—	—	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		32,458	12.37%	4,015	9	—	—	4,024
Chile Solar JV SpA		69,717	50.00%	34,859	—	—	—	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.		20,770	37.78%	7,846	—	—	—	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.		10,278	29.01%	2,982	61	—	—	3,043
Chester Solar I SpA		2,017	45.00%	908	249	—	—	1,157
Solar Philippines Calatagan Corporation		50,621	38.00%	19,236	29,694	—	—	48,930
Saemangeum Solar Power Co., Ltd.		10,470	81.00%	8,481	—	—	(157)	8,324
Chungsongmeon BongSan wind power Co., Ltd.		3,387	29.00%	982	1,782	—	—	2,764
Jaeun Resident Wind Power Plant Co., Ltd		7,579	29.00%	2,198	—	—	—	2,198
DE Energia SpA		13,988	49.00%	6,854	—	—	1,811	8,665
Dangjin Eco Power Co., Ltd. (newly)		74,471	34.00%	25,320	341	—	—	25,661
Haemodum Solar Co., Ltd.		6,000	49.00%	2,940	—	—	—	2,940
Yangyang Wind Power Co., Ltd.		10,764	99.54%	10,714	86	—	—	10,800
HORUS SOLAR, S.A. DE C.V.		2,063	14.95%	308	3,095	—	—	3,403
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		963	14.95%	144	528	—	—	672
SUNMEX RENOVABLES, S.A. DE C.V.		999	14.95%	149	73	—	—	222
Stavro Holding II AB		28,128	20.00%	5,625	—	—	—	5,625

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

(6)	As of December 31, 2018, and 2019, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2018		2019
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest
		In millions of won
Hadong Mineral Fiber Co., Ltd.	￦	—	2	—	2
PT. Mutiara Jawa		(746)	—	—	—
Eurasia Energy Holdings		7	179	6	185
Gunsan Bio Energy Co., Ltd.		916	2,202	1,090	3,292
Daehan Wind Power PSC		(412)	—	—	—
Hyundai Energy Co., Ltd.		25,841	25,841	12,890	38,731
Nghi Son 2 Power LLC		41,659	41,659	61,165	102,824
Samcheok Eco Materials Co., Ltd.		1,285	1,285	(497)	788
Naepo Green Energy Co., Ltd.		—	—	9,281	9,281
Barakah One Company		—	—	116,096	116,096
Pioneer Gas Power Limited		—	—	114	114

(7)	As of December 31, 2019, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Gemeng International Energy Co., Ltd.

Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Hyundai Energy Co., Ltd.

The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation (“NACF”) and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.

(iii)	Taebaek Wind Power Co., Ltd.

In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iv)	Pyeongchang Wind Power Co., Ltd.

In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.

(v)	Jeongam Wind Power Co., Ltd.

In the case where non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.

(vi)	Daegu Green Power Co., Ltd.

The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders.The Company can exercise its right 5, 10 and 13 years after the date of the investment.

The Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(vii)	Taebaek Guinemi Wind Power Co., Ltd.

At the commencement of the operation of the facility, the Company has a right to purchase all or part of the shares from the shareholders at fair value.

(viii)	Hyundai Green Power Co., Ltd.

As of December 31, 2019, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of ￦919.2 billion with Korea Development Bank and others. At a certain period in the future, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to purchase its shares when claimed by the financial investors. At a certain period in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Company”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Company.

(ix)	YeongGwang Yaksu Wind Electric. Co., Ltd.

As of December 31, 2019, YeongGwang Yaksu Wind Electric. Co., Ltd., an associate of the Company, which engages in the wind power generating business in YeongGwang, Jeonra-namdo, and entered into a project financing agreement with a limit of ￦46 billion IBK and others. The Company set the shares of YeongGwang Yaksu Wind Electric. Co., Ltd. as a collateral for the project financing to the lenders.

(x)	Yeonggwang Wind Power Co., Ltd.

In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

(xi)	Chester Solar I SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise. According to the shareholders’ agreement, when Sprott Chile SolarISpA intends to sell its shares.

(xii)	Chester Solar IV SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise. According to the shareholders’ agreement, when Sprott Chile SolarISpA intends to sell its shares.

(xiii)	Chester Solar V SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise. According to the shareholders’ agreement, when Sprott Chile SolarISpA intends to sell its shares.

(xiv)	Diego de Almagro Solar SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise. According to the shareholders’ agreement, when Sprott Chile SolarISpA intends to sell its shares.

(xv)	Laurel SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise. According to the shareholders’ agreement, when Sprott Chile Solar I SpA intends to sell its shares.

(8)	Significant restrictions on the Company’s abilities on associates or joint ventures are as follows:

Company	Nature and extent of any significant restrictions
Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.

Taebaek Wind Power Co., Ltd.	Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement. Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.

Pyeongchang Wind Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.

Daeryun Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained and Shares cannot be wholly or partially transferred without consent of the majority of lenders is obtained.

KNH Solar Co., Ltd.	Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions. Also, Shares cannot be wholly or partially transferred without consent of other shareholders is obtained.

Jeongam Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and reimbursement to the lender can be restricted depending on the priority of the loans. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without consent of the board of directors is obtained.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Naepo Green Energy Co., Ltd.	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

KPGE Inc.	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Chester Solar IV SpA	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Chester Solar V SpA	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Diego de Almagro Solar Spa	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Laurel SpA	Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.